Schedule of Warrant Derivative Liability (Details) - Warrants [member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 472,899	$ 1,804,572
Warrants issued during the period		621,500
Warrant extinguished during the period		(479,535)
Change in fair value of derivative	294,373	(1,473,638)
Effect of change in functional currency	(309,737)
Foreign currency translation	(31,924)
End of the period	$ 425,611	$ 472,899